Convertible Unsecured Notes (Tables)	9 Months Ended
Sep. 30, 2016
Convertible Unsecured Notes [Abstract]
Schedule of convertible unsecured notes payable
	Notes	Debt Discount	Offering Costs	Net Total
September 1, 2016	$1,250,000	$(553,000)	$(20,000)	$677,000

Amortization of debt discount and deferred financing costs	—	46,000	2,000	48,000
Ending balance—September 30, 2016	1,250,000	(507,000)	(18,000)	725,000

Less: Current Portion	$(1,250,000)	$507,000	$18,000	$(725,000)
Long Term Portion	$—	$—	$—	$—